Prepaid Expesnes and Other Accounts Receivavable (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expesnes and Other Accounts Receivavable [Abstract]
Schedule of Prepaid Expenses and Other Accounts

The following table summarizes the composition of the Group’s prepaid expenses and other accounts receivable:

	December 31,
	2024	2023
Prepaid expenses and advances to suppliers	$47,997	$40,679
Government authorities	34,414	34,687
Employees	367	443
Related Parties (see Note 17)	213	256
Others	6,891	8,605
	$89,882	$84,670